Leases (Details) - Schedule of Right-of-Use Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Cost, Balance at beginning	$ 943	$ 919
Cost, Balance at end of year	1,719	943
Accumulated amortization, Balance at beginning of year	(753)	(468)
Accumulated amortization, Balance at end of year	(940)	(753)
Total	779	190
Cost, Additions during year	903	45
Cost, Disposals during year	(127)	(21)
Accumulated amortization, Additions during year	(287)	(291)
Accumulated amortization, Disposals during year	100	6
Property [Member]
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Cost, Balance at beginning	763	763
Cost, Balance at end of year	1,642	763
Accumulated amortization, Balance at beginning of year	(643)	(413)
Accumulated amortization, Balance at end of year	(896)	(643)
Total	746	120
Cost, Additions during year	879
Cost, Disposals during year
Accumulated amortization, Additions during year	(253)	(230)
Accumulated amortization, Disposals during year
Vehicles [Member]
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Cost, Balance at beginning	180	156
Cost, Balance at end of year	77	180
Accumulated amortization, Balance at beginning of year	(110)	(55)
Accumulated amortization, Balance at end of year	(44)	(110)
Total	33	70
Cost, Additions during year	24	45
Cost, Disposals during year	(127)	(21)
Accumulated amortization, Additions during year	(34)	(61)
Accumulated amortization, Disposals during year	$ 100	$ 6